CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS - OPERATING ACTIVITIES
Net profit for the period	$ 266,471	$ 154,075	$ 83,289
Income and expense items not involving cash flows:
Depreciation and amortization	292,638	270,710	240,531
Effect of exchange rate differences and fair value adjustment	10,362	1,138	6,645
Other expense (income), net	6,934	(1,461)	5,215
Changes in assets and liabilities:
Trade accounts receivable	(15,232)	14,335	(33,087)
Other current assets	20,427	(26,731)	(7,999)
Inventories	(77,891)	(44,192)	(2,891)
Trade accounts payable	(20,893)	(25,004)	(18,576)
Deferred revenue and customers' advances	(30,069)	74,524	(3,072)
Employee related liabilities and other current liabilities	61,033	16,850	347
Long-term employee related liabilities	2,956	(2,681)	3,936
Deferred tax, net and other long-term liabilities	13,084	(10,270)	2,223
Net cash provided by operating activities	529,820	421,293	276,561
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(366,403)	(313,808)	(313,656)
Proceeds related to sale and disposal of property and equipment	152,866	34,548	57,117
Proceeds from investment realization	2,574	0	0
Investments in other assets	(1,037)	(1,792)	(1,450)
Deposits and marketable securities, net	(117,448)	(57,892)	(105,620)
Net cash used in investing activities	(329,448)	(338,944)	(363,609)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds from an investment in a subsidiary	11,685	0	0
Exercise of options, net	44	458	2,512
Proceeds from loans	0	96,143	0
Loans repayment	0	(97,174)	0
Principal payments on account of capital lease obligation	(38,536)	(35,391)	(25,364)
Debentures repayment	(39,843)	(40,893)	(38,335)
Net cash used in financing activities	(66,650)	(76,857)	(61,187)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	(3,893)	(6,245)	4,357
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	129,829	(753)	(143,878)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	210,930	211,683	355,561
CASH AND CASH EQUIVALENTS - END OF PERIOD	340,759	210,930	211,683
NON-CASH ACTIVITIES:
Investments in property and equipment	169,376	65,634	35,271
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received during the period from interest	12,358	5,590	10,524
Cash paid during the period for interest	4,458	4,561	6,633
Cash paid for (received from) income taxes, net during the period	$ 12,802	$ 8,288	$ (2,436)